Legg Mason Partners Equity Trust

55 Water Street

New York, New York 10041

April 5, 2011

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust (the “Trust”)
Form N-14, Securities Act File No. 333-172195

Ladies and Gentlemen:

In connection with the Commission Staff’s review of the Form N-14 filed by Legg Mason Partners Equity Trust on behalf of Legg Mason ClearBridge Appreciation Fund (the acquiring fund) and Legg Mason ClearBridge Diversified Large Cap Growth Fund (the target fund), each a series of the Trust, on February 11, 2011, the Trust acknowledges that, with respect to filings made by the Trust with the Commission and reviewed by the Staff:

(a) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c) the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Equity Trust

By:	/s/ Rosemary D. Emmens
Name:	Rosemary D. Emmens
Title:	Assistant Secretary